FAIR VALUE MEASUREMENTS	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
FAIR VALUE MEASUREMENTS

NOTE 4 — FAIR VALUE MEASUREMENTS

The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the “exit price” that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between independent market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting standard established a fair value hierarchy, which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 — Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

●	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The sensitivity of the fair value measurement to changes in unobservable inputs might result in a significantly higher or lower measurement.

Level 1 investments consist solely of short-term and long-term restricted cash valued at amortized cost that approximates fair value. Level 2 investments consist solely of certificate of deposits. Level 3 liabilities consist of convertible preferred share warrant liability, in which the fair value was measured upon issuance and is remeasured at each reporting date. The valuation methodology and underlying assumptions are discussed further in Note 5 “Contingent Forward Contracts” and Note 6 “Convertible Preferred Share Warrant Liability”.

The following table sets forth the Company’s financial assets subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of June 30, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment —
Certificates of deposit	$—	$505	$—	$505
Restricted cash	34,267	—	—	34,267
Total assets	$34,267	$505	$—	$34,772

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment–
Certificates of deposit	$—	$505	$—	$505
Restricted cash	26,006	—	—	26,006
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

A reconciliation of the contingent forward contract liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Fair value-beginning of period	$—	$30,844
Issuance	2,167,332	—
Change in fair value	454,546	8,719
Settlement	(2,621,878)	(39,563)
Fair value-end of period	$—	$—

A reconciliation of the convertible preferred share warrant liabilities measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Fair value-beginning of period	$2,960	$1,755
Change in fair value	6,976	114
Settlement	(9,936)	—
Fair value-end of period	$—	$1,869

NOTE 4 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the “exit price” that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between independent market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting standard established a fair value hierarchy, which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 — Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
●	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The sensitivity of the fair value measurement to changes in unobservable inputs might result in a significantly higher or lower measurement.

Level 1 investments consist solely of short-term and long-term restricted cash valued at amortized cost that approximates fair value. Level 2 investments consist solely of certificate of deposits. Level 3 liabilities consist of convertible preferred share warrant liability and contingent forward contract liability, in which the fair value was measured upon issuance and is remeasured at each reporting date. The valuation methodology and underlying assumptions are discussed further in Note 6 “Contingent Forward Contracts” and Note 7 “Convertible Preferred Share Warrant Liability”.

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

A reconciliation of the contingent forward contract liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$15,791
Change in fair value	15,053
Fair value-December 31, 2019	30,844
Change in fair value of Series D contingent forward contract	8,720
Settlement of Series D contingent forward contract	(39,563)
Issuance of Series E contingent forward contract	793
Change in fair value of Series E contingent forward contract	109,662
Settlement of Series E contingent forward contract	(110,456)
Fair value-December 31, 2020	$—

A reconciliation of the convertible preferred share warrant liabilities measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$1,349
Change in fair value	406
Fair value-December 31, 2019	1,755
Change in fair value	1,205
Fair value-December 31, 2020	$2,960

Churchill Capital Corp IV
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$2,070,290,785	$2,070,086,006
Liabilities:
Warrant liability – Public Warrants	1	658,260,000	62,928,000
Warrant liability – Private Placement Warrants	3	910,991,000	79,272,500
Conversion option liability	3	30,394,794	—

The derivative instruments were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the condensed consolidated statements of operations.

The Private Placement Warrants were valued using a modified Black Scholes model, which is considered to be a Level 3 fair value measurement. Subsequent to the Public Warrants detachment from the Units, the Public Warrants are valued based on quoted market price, under ticker CCIV.WS, which is a Level 1 fair value.

As of June 30, 2021, March 31, 2021 and December 31, 2020, the estimated fair value of the Private Placement Warrants was determined using a Black-Scholes valuation and based on the following significant inputs:

	June 30,	March 31,	December 31,
	2021	2021	2020
Exercise price	$11.50	$11.50	$11.50
Stock price	$28.82	$23.18	$10.01
Volatility	76.52%	40%	30%
Probability of completing a Business Combination	95%	90%	80%
Term	5.06	5.23	5.33
Risk-free rate	0.88%	0.97%	0.50%
Dividend yield	0.0%	0.0%	0.0%

The following table presents the changes in the fair value of the Level 3 warrant liabilities:

Private
Placement
Warrants
January 1, 2021	$79,272,500
Change in fair value	454,210,000
Fair value as of March 31, 2021	533,482,500
Change in fair value	377,508,500
Fair value as of June 30, 2021	910,991,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

NOTE 11. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$2,070,086,006

Liabilities:
Warrant Liability – Public Warrants	1	$62,928,000
Warrant Liability – Private Placement Warrants	3	$79,272,500

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the statement of operations.

At issuance, the Warrant Liability for Public Warrants and Private Placement Warrants were valued as of July 30, 2020 using a Monte Carlo simulation and a modified Black Scholes model, respectively, which are considered to be a Level 3 fair value measurements. Subsequent to the Public Warrants detachment from the Units, the Public Warrants are valued based on quoted market price, under ticker CCIV.WS, which is a Level 1 fair value.

The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

As of issuance and December 31, 2020, the estimated fair value of Warrant Liability — Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of December 31,
	issuance	2020
Exercise price	$11.50	$11.50
Stock price	$9.80	$10.01
Volatility	19.8%	30%
Probability of completing a Business Combination	80.0%	80%
Term	5.33	5.33
Risk-free rate	0.34%	0.50%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 30, 2020 (inception)	$—	$—	$—
Initial measurement on July 30, 2020	42,850,000	40,572,000	83,422,000
Change in valuation inputs or other assumptions	36,422,500	22,356,000	58,778,500
Fair value as of December 31, 2020	$79,272,500	$62,928,000	$142,200,500